Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018	May 31, 2017
Cash Flows From Operating Activities:
Net income		$ 267,687	$ 339,257	$ 184,671
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		94,043	81,976	71,870
Amortization		47,699	46,523	44,903
Restructuring charges, net of payments		8,072	17,514
Goodwill, intangible and other asset impairments		4,190		193,198
Fair value adjustments to contingent earnout obligations		1,918	3,400	3,000
Other-than-temporary impairments on marketable securities				420
Deferred income taxes		5,434	(10,690)	24,049
Stock-based compensation expense		31,154	25,440	32,541
Other non-cash interest expense		1,552	6,187	9,986
Realized/unrealized losses (gains) on sales of marketable securities		7,613	(10,076)	(8,174)
Loss on extinguishment of debt	[1]	3,051
Other		(3,288)	(1,141)	280
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
(Increase) in receivables		(131,204)	(106,179)	(5,690)
(Increase) in inventory		(16,829)	(34,102)	(70,726)
(Increase) decrease in prepaid expenses and other current and long-term assets		(14,826)	3,348	(38,130)
(Decrease) increase in accounts payable		(29,628)	51,641	16,247
Increase (decrease) in accrued compensation and benefits		19,241	(5,010)	(4,577)
(Decrease) in accrued loss reserves		(1,803)	(10,387)	(3,422)
(Decrease) in other accrued liabilities		(5,232)	(6,612)	(64,322)
Other		4,097	(706)	3
Cash Provided By Operating Activities		292,941	390,383	386,127
Cash Flows From Investing Activities:
Capital expenditures		(136,757)	(114,619)	(126,109)
Acquisition of businesses, net of cash acquired		(168,205)	(112,442)	(254,200)
Purchase of marketable securities		(19,787)	(181,953)	(38,062)
Proceeds from sales of marketable securities		69,743	138,803	76,588
Other		6,760	9,018	2,118
Cash (Used For) Investing Activities		(248,246)	(261,193)	(339,665)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt		628,083	351,082	597,633
Reductions of long-term and short-term debt		(273,109)	(276,406)	(154,348)
Cash dividends		(181,409)	(167,476)	(156,752)
Repurchase of common stock		(200,222)
Shares of common stock returned for taxes		(21,758)	(17,152)	(21,948)
Payments of acquisition-related contingent consideration		(4,066)	(3,945)	(4,284)
Payments for 524(g) trust			(123,567)	(221,638)
Other		(1,361)	(1,912)	(2,692)
Cash (Used For) Provided By Financing Activities		(53,842)	(239,376)	35,971
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(12,107)	4,111	2,912
Net Change in Cash and Cash Equivalents		(21,254)	(106,075)	85,345
Cash and Cash Equivalents at Beginning of Period		244,422	350,497	265,152
Cash and Cash Equivalents at End of Period		223,168	244,422	350,497
Cash paid during the year for:
Interest		101,415	97,295	78,685
Income taxes, net of refunds		68,357	$ 83,460	$ 71,236
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Conversion of Debt to Equity		$ 38,239

[1]	In connection with the redemption of all of our outstanding 2.25% convertible senior notes in November 2018, we recognized a loss of $3.1 million, due to the fair value remeasurement on the date of conversion.